Cover Page	May 01, 2020
Cover page.
Document Type	8-K
Document Period End Date	May 01, 2020
Entity Registrant Name	U.S. Silica Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35416
Entity Tax Identification Number	26-3718801
Entity Address, Address Line One	24275 Katy Freeway, Suite 600
Entity Address, City or Town	Katy
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77494
City Area Code	281
Local Phone Number	258-2170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SLCA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001524741
Amendment Flag	false